Financial Risk and Fair Value Disclosures - Maturity Profile of Financial Liabilities Based on Contractual Undiscounted Payments and Contractual Maturity (Detail) - TWD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Maturity Analysis For Non-derivative And Derivative Financial Liabilities [Line Items]
Short-term loans	$ 8,683,215	$ 13,780,612
Payables	42,136,632	52,202,821
Guarantee deposits	42,874,494	41,599,386
Bonds payable	31,281,434	40,232,586
Long-term loans	39,416,145	25,290,536
Lease liabilities	8,220,632	6,897,571
Total	172,612,552	180,003,512
Net settlement-outflow	(1,039)
Not later than one year [member]
Disclosure Of Maturity Analysis For Non-derivative And Derivative Financial Liabilities [Line Items]
Short-term loans	8,683,215	13,780,612
Payables	42,136,632	52,202,821
Guarantee deposits	921,134	1,476,430
Bonds payable	340,976	14,797,772
Long-term loans	6,354,561	2,872,168
Lease liabilities	830,618	649,879
Total	59,267,136	85,779,682
Net settlement-outflow	(1,039)
Later than two years and not later than three years [member]
Disclosure Of Maturity Analysis For Non-derivative And Derivative Financial Liabilities [Line Items]
Short-term loans	0	0
Payables	0	0
Guarantee deposits	4,571,633	3,556,179
Bonds payable	16,675,030	10,980,506
Long-term loans	11,490,087	14,406,101
Lease liabilities	1,509,438	1,311,239
Total	34,246,188	30,254,025
Net settlement-outflow	0
Later than four years and not later than five years [member]
Disclosure Of Maturity Analysis For Non-derivative And Derivative Financial Liabilities [Line Items]
Short-term loans	0	0
Payables	0	0
Guarantee deposits	27,522,150	25,955,654
Bonds payable	12,146,745	12,321,345
Long-term loans	21,478,391	5,071,743
Lease liabilities	1,437,870	1,223,724
Total	62,585,156	44,572,466
Net settlement-outflow	0
Later than five years [member]
Disclosure Of Maturity Analysis For Non-derivative And Derivative Financial Liabilities [Line Items]
Short-term loans	0	0
Payables	0	0
Guarantee deposits	9,859,577	10,611,123
Bonds payable	2,118,683	2,132,963
Long-term loans	93,106	2,940,524
Lease liabilities	4,442,706	3,712,729
Total	16,514,072	$ 19,397,339
Net settlement-outflow	$ 0